Derivative Instruments	6 Months Ended
Jun. 30, 2026
Derivative Instruments [Abstract]
DERIVATIVE INSTRUMENTS
14.	DERIVATIVE INSTRUMENTS

Tether warrants

In May 2025, the derivative liability related to the Tether Warrant was extinguished upon exercise, with the exercise price adjusted to US$9.64 per share as a result of the repricing adjustments by issuance of 5,186,627 Class A ordinary shares to Tether. The carrying amount of approximately US$24.2 million included in the liabilities was derecognized. For the six months ended June 30, 2025, the Group recognized a gain on changes in fair value of derivative instruments of US$42.6 million in respect of the Tether Warrant. No Tether Warrant derivative liability was outstanding as of June 30, 2026 or December 31, 2025.

Embedded derivative for August 2024 convertible senior notes

In connection with the issuance of the August 2024 convertible senior notes, the Group recognized a derivative liability related to the embedded conversion feature, which was measured at fair value using a binomial model with the assistance of an independent valuation specialist. The derivative liability was extinguished in full on settlement of those notes during the year ended December 31, 2025, as described in Note 13.

 For the six months ended June 30, 2025, the Group recognized a gain on changes in fair value of derivative instruments of approximately US$122.7 million in respect of the embedded derivative of the August 2024 convertible senior notes. No related derivative liability was outstanding as of June 30, 2026 or December 31, 2025.

Power-related contracts

The Group entered into contracts for the purchase and sale of electricity as part of its ordinary course of operations. Power purchase contracts that are not designated as normal purchases or normal sales are accounted for as derivative instruments under ASC 815 and remeasured at fair value at each reporting date, and are classified within Level 3 of the fair value hierarchy, measured using a discounted cash flow model.

As of June 30, 2026, the Group’s classification of the derivative balances in the balance sheet are as follows:

	Current asset	Noncurrent asset	Current liabilities	Noncurrent liabilities	Net
Physical electricity supply agreements	7,742	-	-	-	7,742
Financial power contracts	9,269	2,506	(6,529)	-	5,246
Total	17,011	2,506	(6,529)	-	12,988

For the six months ended June 30, 2026, the Group recognized gain on change in fair value of derivative instruments of approximately US$13.0 million.

The following table provides the inputs used in the model for determining the value of the derivatives from power-related contracts:

	At June 30,	At December 31,
	2026	2025
Forward NO3 electricity price (EUR/MWh)	22.29 – 84.39	-
Discount rate (%)	9.13%	-